Statements Of Financial Highlights - USD ($)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Series 1 Unitholders [Member]
Net income (loss) from operations:
Net investment gain (loss)	[1]	$ (56.30)	$ (60.50)		$ (75.70)
Net realized and unrealized gains on trading of futures and forward currency contracts		85.83	26.34		98.66
Net gains (losses) from U.S. Treasury notes	[1]	1.51	1.33		(0.78)
Net income (loss) from operations		31.04	(32.83)		22.18
Less: profit share allocated to Managing Owner					0.00
Net income (loss) after profit share allocation		$ 31.04	$ (32.83)		$ 22.18
Net asset value, beginning of period		$ 1,185.46	$ 1,218.29		$ 1,196.11
Net asset value, end of period		$ 1,216.50	$ 1,185.46		$ 1,218.29
RATIOS TO AVERAGE CAPITAL:
Net investment gain (loss)	[2]	(4.75%)	(5.27%)		(6.24%)
Total expenses	[2]	6.98%	6.89%		7.03%
Profit share allocation	[2]				0.00%
TOTAL EXPENSES AND PROFIT SHARE ALLOCATION	[2]	6.98%	6.89%		7.03%
Total return before profit share allocation	[2]	2.62%	(2.69%)		1.85%
Less profit share allocation	[2]				0.00%
TOTAL RETURN AFTER PROFIT SHARE ALLOCATION	[2]	2.62%	(2.69%)		1.85%
Series 2 Unitholders [Member]
Net income (loss) from operations:
Net investment gain (loss)	[1],[3]				$ (24.48)
Net realized and unrealized gains on trading of futures and forward currency contracts	[3]				98.11
Net gains (losses) from U.S. Treasury notes	[1],[3]				0.13
Net income (loss) from operations	[3]				73.76
Less: profit share allocated to Managing Owner	[3]				13.60
Net income (loss) after profit share allocation	[3]				$ 60.16
Net asset value, beginning of period	[3]		$ 1,582.44		$ 1,522.28
Net asset value, end of period	[3]				$ 1,582.44
RATIOS TO AVERAGE CAPITAL:
Net investment gain (loss)	[2],[3]				(2.36%)
Total expenses	[2],[3]				3.06%
Profit share allocation	[2],[3]				0.87%
TOTAL EXPENSES AND PROFIT SHARE ALLOCATION	[2],[3]				3.93%
Total return before profit share allocation	[2],[3]				4.82%
Less profit share allocation	[2],[3]				0.87%
TOTAL RETURN AFTER PROFIT SHARE ALLOCATION	[2],[3]				3.95%
Series 3 Unitholders [Member]
Net income (loss) from operations:
Net investment gain (loss)	[1]	$ (12.21)	$ (15.19)		$ (33.47)
Net realized and unrealized gains on trading of futures and forward currency contracts		129.12	43.07		134.29
Net gains (losses) from U.S. Treasury notes	[1]	1.88	1.92		(1.20)
Net income (loss) from operations		118.79	29.80		99.62
Less: profit share allocated to Managing Owner		(16.39)	(2.92)		17.63
Net income (loss) after profit share allocation		$ 102.40	$ 26.88		$ 81.99
Net asset value, beginning of period		$ 1,654.06	$ 1,627.18		$ 1,545.19
Net asset value, end of period		$ 1,756.46	$ 1,654.06		$ 1,627.18
RATIOS TO AVERAGE CAPITAL:
Net investment gain (loss)	[2]	(0.72%)	(0.97%)		(2.10%)
Total expenses	[2]	2.94%	2.61%		2.91%
Profit share allocation	[2]	0.97%	0.19%		1.11%
TOTAL EXPENSES AND PROFIT SHARE ALLOCATION	[2]	3.91%	2.80%		4.02%
Total return before profit share allocation	[2]	7.16%	1.84%		6.42%
Less profit share allocation	[2]	0.97%	0.19%		1.11%
TOTAL RETURN AFTER PROFIT SHARE ALLOCATION	[2]	6.19%	1.65%		5.31%
Series 4 Unitholders [Member]
Net income (loss) from operations:
Net investment gain (loss)	[1]	$ 21.94	$ 15.52		$ (2.83)
Net realized and unrealized gains on trading of futures and forward currency contracts		163.58	54.67		161.05
Net gains (losses) from U.S. Treasury notes	[1]	2.24	2.40		(1.35)
Net income (loss) from operations		187.76	72.59		156.87
Less: profit share allocated to Managing Owner			0.00		0.00
Net income (loss) after profit share allocation		$ 187.76	$ 72.59		$ 156.87
Net asset value, beginning of period		$ 2,068.44	$ 1,995.85		$ 1,838.98
Net asset value, end of period		$ 2,256.20	$ 2,068.44		$ 1,995.85
RATIOS TO AVERAGE CAPITAL:
Net investment gain (loss)	[2]	1.03%	0.80%		(0.15%)
Total expenses	[2]	1.18%	0.85%		0.94%
Profit share allocation	[2]		0.00%		0.00%
TOTAL EXPENSES AND PROFIT SHARE ALLOCATION	[2]	1.18%	0.85%		0.94%
Total return before profit share allocation	[2]	9.08%	3.64%		8.53%
Less profit share allocation	[2]		0.00%		0.00%
TOTAL RETURN AFTER PROFIT SHARE ALLOCATION	[2]	9.08%	3.64%		8.53%
Series 5 Unitholders [Member]
Net income (loss) from operations:
Net investment gain (loss)	[1]	$ (25.41)	$ (16.57)	[4]
Net realized and unrealized gains on trading of futures and forward currency contracts		131.22	132.86	[4]
Net gains (losses) from U.S. Treasury notes	[1]	0.21	1.71	[4]
Net income (loss) from operations		106.02	118.00	[4]
Less: profit share allocated to Managing Owner		(19.91)	(28.44)	[4]
Net income (loss) after profit share allocation		$ 86.11	$ 89.56	[4]
Net asset value, beginning of period	[4]	$ 1,589.56	$ 1,500.00
Net asset value, end of period		$ 1,675.67	$ 1,589.56	[4]	$ 1,500.00	[4]
RATIOS TO AVERAGE CAPITAL:
Net investment gain (loss)	[2]	(1.57%)	(1.43%)	[4]
Total expenses	[2]	3.72%	3.36%	[4]
Profit share allocation	[2]	1.23%	1.84%	[4]
TOTAL EXPENSES AND PROFIT SHARE ALLOCATION	[2]	4.95%	5.20%	[4]
Total return before profit share allocation	[2]	6.65%	7.81%	[4]
Less profit share allocation	[2]	1.23%	1.84%	[4]
TOTAL RETURN AFTER PROFIT SHARE ALLOCATION	[2]	5.42%	5.97%	[4]

[1]	Calculated based on the weighted average number of units during the year, see Note 7.
[2]	Periods less than one year are annualized.
[3]	For the eight months ended August 31, 2017, date of full redemption.
[4]	Series 5 Units were first issued on April 1, 2018.